JPMorgan California Tax Free Bond Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.99%	2.25%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.02%	0.96%	2.23%
BLOOMBERG LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	1.00%	1.94%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	0.77%	1.61%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.50%	0.75%	1.59%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	1.09%	1.79%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg New York Municipal Bond Index to the Bloomberg US Municipal Index.
[3]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.